UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2018

Date of reporting period:  December 31, 2017

Item 1. Schedule of Investments.

Shenkman Floating Rate High Income Fund
Schedule of Investments
December 31, 2017 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS - 87.88% (k)

AEROSPACE & DEFENSE - 1.00%
Abacus Innovations Corp. 3.65% (1 Month USD LIBOR + 2.00%), 08/16/2023 (a)	$ 757,425	$ 765,003
CPI International, Inc. 5.069% (1 Month USD LIBOR + 3.50%), 07/26/2024 (a)	882,788	889,774
TransDigm, Inc.
4.319% (1 Month USD LIBOR + 2.75%), 05/14/2022 (a)	248,179	249,181
4.362% (1 - 3 Month USD LIBOR + 2.75%), 06/09/2023 (a)	482,541	483,812
4.665% (1 - 3 Month USD LIBOR + 3.00%), 08/22/2024 (a)	785,133	789,769
		3,177,539
AUTOMOTIVE - 2.71%
American Axle & Manufacturing, Inc. 3.713% (1 - 3 Month USD LIBOR + 2.25%), 04/08/2024 (a)	892,967	897,575
American Tire Distributors, Inc. 5.819% (1 Month USD LIBOR + 4.25%), 09/01/2021 (a)	684,171	690,051
Belron Finance US, LLC 3.892% (3 Month USD LIBOR+ 2.50%), 10/25/2024 (a)	620,000	627,266
Camping World 4.393% (1 Month USD LIBOR + 3.00%), 11/08/2023 (a)	1,667,090	1,680,344
CH Hold Corp. 4.569% (1 Month USD LIBOR + 3.00%), 02/01/2024 (a)	518,239	522,128
Federal-Mogul Corp. 5.252% (1 Month USD LIBOR + 3.75%), 04/15/2021 (a)	455,889	459,908
KAR Auction Services, Inc. 4.25% (3 Month USD LIBOR+ 2.50%), 03/09/2023 (a)	501,513	505,119
Midas Intermediate Holdco II, LLC 4.443% (3 Month USD LIBOR+ 2.75%), 08/18/2021 (a)	442,108	442,937
Navistar, Inc. 4.90% (1 Month USD LIBOR + 3.50%), 11/29/2024 (a)	1,262,835	1,269,345
Tower Automotive Holdings USA, LLC 4.188% (1 Month USD LIBOR + 2.75%), 03/07/2024 (a)(g)	484,319	486,639
TRADER Corp. 4.686% (3 Month USD LIBOR+ 3.00%), 09/28/2023 (a)	481,172	481,572
Wabash National Corp. 3.75% (1 Month USD LIBOR + 2.25%), 03/18/2022 (a)	584,111	586,667
		8,649,551
BEVERAGE & FOOD - 1.71%
Dole Food Co., Inc. 4.24% (Prime - 3 Month USD LIBOR + 2.75%), 04/08/2024 (a)	790,000	793,073
Hearthside Group Holdings, LLC 4.569% (1 Month USD LIBOR + 3.00%), 06/02/2021 (a)	1,425,231	1,435,322
KFC Holding Co. 3.491% (1 Month USD LIBOR + 2.00%), 06/16/2023 (a)	775,217	780,791
Post Holdings, Inc. 3.82% (1 Month USD LIBOR + 2.25%), 05/24/2024 (a)	796,000	799,840
Refresco Group N.V.
4.589% (3 Month USD LIBOR + 2.75%), 09/26/2024 (a)	550,000	551,031
4.731%, 03/31/2025 (a)(d)(h)	630,000	629,213
US Foods, Inc. 4.069% (1 Month USD LIBOR + 2.50%), 06/27/2023 (a)	470,243	473,518
		5,462,788
BUILDING MATERIALS - 2.31%
Beacon Roofing Supply, Inc. 3.818% (1 Month USD LIBOR + 2.25%), 10/11/2024 (a)(h)	620,000	622,647
Core & Main, L.P. 4.455% (3 Month USD LIBOR+ 3.00%), 08/01/2024 (a)	610,000	615,530
CPG International, Inc. 5.593% (3 Month USD LIBOR+ 3.75%), 05/03/2024 (a)	1,544,628	1,551,069
Floor & Decor Outlets of America, Inc. 4.07% (1 Month USD LIBOR + 2.50%), 09/30/2023 (a)	335,741	337,420
HD Supply, Inc.
3.943% (3 Month USD LIBOR+ 2.25%), 08/13/2021 (a)	445,922	449,129
4.193% (3 Month USD LIBOR+ 2.50%), 10/17/2023 (a)	99,002	99,909
Henry Company, LLC 6.069% (1 Month USD LIBOR + 4.50%), 10/05/2023 (a)	495,000	500,155
Quikrete Holdings, Inc. 4.319% (1 Month USD LIBOR + 2.75%), 11/15/2023 (a)	1,370,915	1,375,357
Summit Materials, LLC 3.819% (1 Month USD LIBOR + 2.25%), 11/11/2024 (a)	1,175,000	1,182,162
VC GB Holdings, Inc. 4.819% (1 Month USD LIBOR + 3.25%), 02/28/2024 (a)	628,567	632,888
		7,366,266
CHEMICALS - 3.26%
Allnex S.à.r.l. 4.712% (3 Month USD LIBOR+ 3.25%), 09/13/2023 (a)	528,453	532,253
Allnex USA, Inc. 4.712% (3 Month USD LIBOR+ 3.25%), 09/13/2023 (a)	701,433	706,477
ColourOz MidCo S.à.r.l.
4.365% (3 Month USD LIBOR+ 3.00%), 09/07/2021 (a)	891,829	787,043
4.365% (3 Month USD LIBOR+ 3.00%), 09/07/2021 (a)	147,430	130,107
H.B. Fuller Co. 3.751% (1 Month USD LIBOR + 2.25%), 10/21/2024 (a)	720,000	723,049
INEOS Styrolution US Holding, LLC 3.693% (3 Month USD LIBOR+ 2.00%), 03/29/2024 (a)	660,936	663,623
MacDermid, Inc.
4.069% (1 Month USD LIBOR + 2.50%), 06/08/2020 (a)	27,807	28,021
4.569% (1 Month USD LIBOR + 3.00%), 06/07/2023 (a)	550,330	553,838
Methanol Holdings 5.069% (1 Month USD LIBOR + 3.50%), 06/30/2022 (a)	719,466	723,063
Nexeo Solutions, LLC 4.717% (1 - 3 Month USD LIBOR + 3.25%), 06/09/2023 (a)	886,545	891,811
Orion Engineered Carbons GmbH 4.193% (3 Month USD LIBOR+ 2.50%), 07/25/2024 (a)	671,540	676,577
Road Infrastructure Investment, LLC 5.052% (1 Month USD LIBOR + 3.50%), 06/13/2023 (a)	678,133	681,524
Solenis International, L.P.
4.729% (3 Month USD LIBOR+ 3.25%), 07/31/2021 (a)	596,047	599,030
8.229% (3 Month USD LIBOR+ 6.75%), 07/29/2022 (a)	750,184	720,177

Tronox, Ltd.
4.693% (3 Month USD LIBOR+ 3.00%), 09/13/2024 (a)	281,163	283,272
4.693% (3 Month USD LIBOR+ 3.00%), 09/14/2024 (a)	648,837	653,703
Univar USA, Inc. 4.069% (1 Month USD LIBOR + 2.50%), 07/01/2024 (a)	1,025,350	1,030,107
		10,383,675
CONSUMER PRODUCTS - 1.47%
Alphabet Holding Co., Inc.
5.069% (1 Month USD LIBOR + 3.50%), 08/15/2024 (a)	1,566,075	1,519,093
9.319% (1 Month USD LIBOR + 7.75%), 09/15/2025 (a)	455,000	425,425
Energizer Holdings, Inc. 3.375% (1 Month USD LIBOR + 2.00%), 06/30/2022 (a)(g)	635,127	638,039
KIK Custom Products, Inc. 6.175% (3 Month USD LIBOR+ 4.50%), 08/26/2022 (a)	1,724,853	1,738,652
Spectrum Brands, Inc. 3.465% (1 - 3 Month USD LIBOR + 2.00%), 06/23/2022 (a)	380,178	382,643
		4,703,852
ENVIRONMENTAL - 1.81%
Advanced Disposal Services, Inc. 3.739% (7 Day USD LIBOR + 2.25%), 11/10/2023 (a)	924,667	928,134
Casella Waste Systems, Inc. 3.991% (1 Month USD LIBOR + 2.50%), 10/17/2023 (a)	435,600	438,052
GFL Environmental, Inc. 4.443% (3 Month USD LIBOR+ 2.75%), 09/29/2023 (a)	370,313	372,627
Granite Acquisition, Inc.
4.835% (3 Month USD LIBOR+ 3.50%), 12/17/2021 (a)(g)	1,618,132	1,637,858
5.193% (3 Month USD LIBOR+ 3.50%), 12/17/2021 (a)	390,567	395,328
Strategic Materials Holding Corp. 5.127% (3 Month USD LIBOR+ 3.75%), 11/30/2024 (a)	950,000	955,543
Wheelabrator Technologies 8.943% (3 Month USD LIBOR+ 7.25%), 12/19/2022 (a)	510,247	513,819
Wrangler Buyer Corp. 4.569% (1 Month USD LIBOR + 3.00%), 10/31/2024 (a)	545,000	549,281
		5,790,642
FINANCE - INSURANCE - 1.68%
Acrisure, LLC / Acrisure Finance, Inc. 5.647% (2 Month USD LIBOR + 4.25%), 11/22/2023 (a)	1,872,033	1,893,327
AssuredPartners, Inc. 5.069% (1 Month USD LIBOR + 3.50%), 10/22/2024 (a)	771,214	777,160
Hub International, Ltd. 4.413% (3 Month USD LIBOR+ 3.00%), 10/02/2020 (a)	724,736	728,776
National Financial Partners Corp. 5.069% (1 Month USD LIBOR + 3.50%), 01/08/2024 (a)	1,031,515	1,038,220
USI, Inc. 4.693% (3 Month USD LIBOR+ 3.00%), 05/16/2024 (a)	932,663	932,663
		5,370,146
FINANCE - SERVICES - 3.74%
AlixPartners, LLP 4.443% (3 Month USD LIBOR+ 2.75%), 04/04/2024 (a)	1,709,431	1,720,722
Aretec Group, Inc.
5.819% (1 Month USD LIBOR + 4.25%), 11/23/2020 (a)	550,154	551,873
2.00% (1 Month USD LIBOR + 0.65%), 05/21/2021 (a)	1,229,275	1,231,586
Avolon TLB Borrower 1 US, LLC 3.751% (1 Month USD LIBOR + 2.25%), 03/20/2022 (a)	619,325	615,696
Duff & Phelps Corp.
4.943% (3 Month USD LIBOR+ 3.25%), 10/17/2024 (a)	472,231	474,113
4.627% (USD LIBOR + 3.25%), 12/04/2024 (a)(d)(h)	1,095,000	1,098,695
EVO Payments International, LLC 5.57% (1 Month USD LIBOR + 4.00%), 12/18/2023 (a)	1,141,375	1,152,789
Focus Financial Partners, LLC 4.943% (3 Month USD LIBOR+ 3.25%), 05/22/2024 (a)	483,788	488,625
Freedom Mortgage Corp. 6.956% (3 Month USD LIBOR+ 5.50%), 02/23/2022 (a)	855,045	868,405
North American Bancard 4.819% (1 Month USD LIBOR + 3.25%), 06/14/2024 (a)	497,500	499,910
Ocwen Loan Servicing, LLC 6.46% (1 Month USD LIBOR + 5.00%), 12/07/2020 (a)	592,049	594,917
Orchestra Borrower, LLC / Orchestra Co-Issuer, Inc. 0.50% (f)(g)(h)(j)	1,195,000	1,195,000
VFH Parent, LLC 5.135% (3 Month USD LIBOR+ 3.75%), 12/31/2021 (a)	923,974	933,214
Walter Investment Management Corp. 5.319% (1 Month USD LIBOR + 3.75%), 12/18/2020 (a)	512,225	491,257
		11,916,802
FOOD & DRUG RETAILERS - 1.12%
Albertson's, LLC
4.319% (1 Month USD LIBOR + 2.75%), 08/25/2021 (a)	765,535	751,484
4.675% (3 Month USD LIBOR+ 3.00%), 12/21/2022 (a)	296,950	291,483
BJ's Wholesale Club, Inc.
4.953% (2 Month USD LIBOR + 3.50%), 02/02/2024 (a)	1,935,275	1,906,856
8.953% (2 Month USD LIBOR + 7.50%), 02/03/2025 (a)	650,000	636,493
		3,586,316
GAMING - 4.07%
Amaya B.V. 5.193% (3 Month USD LIBOR+ 3.50%), 08/02/2021 (a)	2,819,352	2,839,172
Arictocrat International Pty, Ltd. 3.357% (3 Month USD LIBOR+ 2.00%), 09/19/2024 (a)	365,000	366,217
Aristocrat International Pty, Ltd. 3.363% (3 Month USD LIBOR+ 2.00%), 10/20/2021 (a)	581,986	585,504
Caesars Resort Collection, LLC 4.336% (1 Month USD LIBOR + 2.75%), 10/02/2024 (a)	780,000	784,458
Churchill Downs, Inc. 3.56% (1 Month USD LIBOR + 2.00%), 12/31/2024 (a)(h)	945,000	947,363
Eldorado Resorts, Inc. 3.769% (1 Month USD LIBOR + 2.25%), 04/17/2024 (a)	412,392	413,229
Gateway Casinos & Entertainment, Ltd. 5.443% (3 Month USD LIBOR+ 3.75%), 02/22/2023 (a)	830,825	839,391
Golden Entertainment, Inc. 4.51% (1 Month USD LIBOR + 3.00%), 12/31/2024 (a)	1,235,000	1,238,600
Greektown Holdings, LLC 4.319% (1 Month USD LIBOR + 2.75%), 04/25/2024 (a)	865,650	865,832
MGM Growth Properties Operating Partnership L.P. 3.819% (1 Month USD LIBOR + 2.25%), 04/25/2023 (a)	819,573	823,814
Penn National Gaming, Inc. 4.069% (1 Month USD LIBOR + 2.50%), 01/19/2024 (a)	890,663	895,450
Scientific Games International, Inc. 4.704% (1 - 2 Month USD LIBOR + 3.25%), 08/14/2024 (a)	1,172,063	1,182,969
Station Casinos, LLC 4.06% (1 Month USD LIBOR + 2.50%), 06/08/2023 (a)	1,188,745	1,192,287
		12,974,286

GENERAL INDUSTRIAL MANUFACTURING - 4.09%
Aclara Technologies, LLC 7.229% (3 Month USD LIBOR+ 5.75%), 08/29/2023 (a)	567,813	570,652
Clark Equipment Co. 4.193% (3 Month USD LIBOR+ 2.50%), 05/18/2024 (a)	881,425	886,493
Columbus McKinnon Corp. 4.693% (3 Month USD LIBOR+ 3.00%), 01/31/2024 (a)	570,338	575,329
EWT Holdings III Corp. 4.693% (3 Month USD LIBOR+ 3.00%), 12/14/2024 (a)	1,366,085	1,375,189
Filtration Group Corp. 4.38% (3 Month USD LIBOR+ 3.00%), 11/21/2020 (a)	1,294,560	1,307,305
Manitowoc Foodservice, Inc. 4.319% (1 Month USD LIBOR + 2.75%), 03/03/2023 (a)	554,089	559,170
Milacron, LLC 4.319% (1 Month USD LIBOR + 2.75%), 09/28/2023 (a)	1,163,250	1,165,920
MTS Systems Corp. 4.69% (1 Month USD LIBOR + 3.25%), 07/05/2023 (a)	866,994	875,664
MW Industries, Inc. 5.693% (3 Month USD LIBOR+ 4.00%), 10/31/2024 (a)	448,875	454,066
North American Lifting Holdings, Inc. 6.193% (3 Month USD LIBOR+ 4.50%), 11/27/2020 (a)	828,583	776,283
Penn Engineering & Manufacturing Corp. 4.10% (1 Month USD LIBOR + 2.75%), 06/13/2024 (a)	885,550	889,978
Rexnord, LLC 3.802% (1 Month USD LIBOR + 2.25%), 08/21/2024 (a)	697,222	700,928
Unifrax Corp. 5.193% (3 Month USD LIBOR + 3.50%), 04/04/2024 (a)	905,456	916,208
Utility One Source 7.069% (1 Month USD LIBOR + 5.50%), 04/18/2023 (a)	398,025	407,478
Vertiv Group Corp. 5.35% (1 Month USD LIBOR + 4.00%), 11/30/2023 (a)(h)	1,571,846	1,572,828
		13,033,491
HEALTHCARE - 9.58%
Acadia Healthcare Co., Inc. 4.319% (1 Month USD LIBOR + 2.75%), 02/11/2022 (a)	918,349	924,778
Air Medical Group Holdings, Inc.
4.943% (3 Month USD LIBOR+ 3.25%), 04/28/2022 (a)	1,069,299	1,066,915
5.567% (USD LIBOR + 4.25%), 10/02/2024 (a)(d)	385,000	386,525
Albany Molecular Research, Inc. 4.819% (1 Month USD LIBOR + 3.25%), 08/28/2024 (a)	937,650	927,687
Catalent Pharma Solutions 3.819% (1 Month USD LIBOR + 2.25%), 05/20/2021 (a)	781,573	785,727
Centene Corp. 0.25% (f)(g)(h)(j)	790,000	790,000
Change Healthcare Holdings, LLC 4.319% (1 Month USD LIBOR + 2.75%), 03/01/2024 (a)	759,263	761,495
CHG Healthcare Services, Inc. 4.476% (2 - 3 Month USD LIBOR + 3.00%), 06/07/2023 (a)	468,850	473,173
CHS/Community Health Systems, Inc. 4.229% (3 Month USD LIBOR+ 2.75%), 12/31/2019 (a)	134,852	130,929
Concentra, Inc. 4.491% (3 Month USD LIBOR + 3.00%), 06/01/2022 (a)	287,765	289,803
Endo Pharmaceuticals, Inc. 5.875% (1 Month USD LIBOR + 4.25%), 04/30/2024 (a)	562,175	566,568
Envision Healthcare Corp. 4.57% (1 Month USD LIBOR + 3.00%), 12/01/2023 (a)	1,199,289	1,204,033
Exam Works Group, Inc. 4.819% (1 Month USD LIBOR + 3.25%), 07/27/2023 (a)	846,155	852,857
Greatbatch, Ltd. 4.66% (1 Month USD LIBOR + 3.25%), 10/27/2022 (a)	790,502	797,664
Greenway Health, LLC 5.94% (3 Month USD LIBOR+ 4.25%), 02/16/2024 (a)	646,750	649,984
Grifols Worldwide Operations USA, Inc. 3.739% (7 Day USD LIBOR + 2.25%), 01/31/2025 (a)	938,845	941,615
HC Group Holdings III, Inc. 6.569% (1 Month USD LIBOR + 5.00%), 04/07/2022 (a)	1,153,302	1,166,277
HCA, Inc.
3.569% (1 Month USD LIBOR + 2.00%), 03/17/2023 (a)	534,603	537,573
3.819% (1 Month USD LIBOR + 2.25%), 02/15/2024 (a)	198,500	199,973
Heartland Dental, LLC 6.45% (3 Month USD LIBOR+ 4.75%), 07/28/2023 (a)	450,000	456,752
INC Research Holdings, Inc. 3.819% (1 Month USD LIBOR + 2.25%), 06/28/2024 (a)	992,969	995,685
Mallinckrodt International Finance S.A. 4.443% (3 Month USD LIBOR+ 2.75%), 09/24/2024 (a)	1,082,273	1,082,078
Micro Holding Corp. 5.338% (3 Month USD LIBOR+ 3.75%), 12/31/2024 (a)	932,663	936,859
MPH Acquisition Holdings, LLC 4.693% (3 Month USD LIBOR+ 3.00%), 06/07/2023 (a)	2,654,416	2,662,710
Navicure, Inc. 5.111% (1 Month USD LIBOR + 3.75%), 10/23/2024 (a)	915,000	915,000
NMSC Holdings, Inc. 6.693% (3 Month USD LIBOR+ 5.00%), 04/19/2023 (a)	442,528	435,890
PAREXEL International Corp.
0.50% (f)(g)(h)(j)	695,000	695,000
4.569% (1 Month USD LIBOR + 3.00%), 09/27/2024 (a)	573,563	576,789
Jaguar Holding Co., LLC 4.384% (1- 3 Month USD LIBOR + 2.75%), 08/18/2022 (a)	1,767,452	1,772,170
PharMerica Corp. 4.903% (1 Month USD LIBOR + 3.50%), 09/26/2024 (a)	1,135,000	1,142,378
Press Ganey Holdings, Inc. 4.569% (1 Month USD LIBOR + 3.00%), 10/23/2023 (a)	829,673	835,639
QuintilesIMS 3.693% (3 Month USD LIBOR+ 2.00%), 01/17/2025 (a)	553,613	556,826
RPI Finance Trust 3.693% (3 Month USD LIBOR+ 2.00%), 03/27/2023 (a)	921,656	926,730
Sterigenics-Nordion Holdings, LLC 4.569% (1 Month USD LIBOR + 3.00%), 05/15/2022 (a)	701,149	701,882
Team Health, Inc. 4.319% (1 Month USD LIBOR + 2.75%), 02/06/2024 (a)	794,399	775,536
Valeant Pharmaceuticals International, Inc. 4.94% (1 Month USD LIBOR + 3.50%), 04/01/2022 (a)	956,749	971,478
VCVH Holding Corp. 6.67% (3 Month USD LIBOR+ 5.00%), 06/01/2023 (a)	640,250	646,653
		30,539,631
HOTELS - 0.50%
Belmond Interfin, Ltd. 4.319% (1 Month USD LIBOR + 2.75%), 07/03/2024 (a)	711,425	713,204
ESH Hospitality, Inc. 3.819% (1 Month USD LIBOR + 2.25%), 08/30/2023 (a)	883,852	887,395
		1,600,599
INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES - 0.23%
Fortress Investment Group, LLC 4.319% (1 Month USD LIBOR + 2.75%), 07/14/2022 (a)	720,000	729,360
LEISURE & ENTERTAINMENT - 2.33%
CDS U.S. Intermediate Holdings, Inc. 5.443% (3 Month USD LIBOR+ 3.75%), 07/08/2022 (a)	977,588	969,649
Delta 2 Lux S.A.R.L. 4.569% (1 Month USD LIBOR + 3.00%), 02/01/2024 (a)	2,946,427	2,966,684
Intrawest Resorts Holdings, Inc. 4.819% (1 Month USD LIBOR + 3.25%), 09/30/2024 (a)	1,845,000	1,861,725
Seaworld Parks & Entertainment, Inc. 4.693% (3 Month USD LIBOR+ 3.00%), 04/01/2024 (a)	880,000	871,671
UFC Holdings, LLC 4.81% (1 Month USD LIBOR + 3.25%), 08/18/2023 (a)	772,200	777,389
		7,447,118

MEDIA - BROADCAST - 3.63%
Beasley Mezzanine Holdings, LLC 5.491% (1 Month USD LIBOR + 4.00%), 11/01/2023 (a)	655,000	661,550
CBS Radio, Inc. 4.172% (3 Month USD LIBOR+ 2.75%), 10/17/2023 (a)	700,802	705,546
Cumulus Media Holdings, Inc. 4.82% (1 Month USD LIBOR + 3.25%), 12/23/2020 (a)(h)	1,873,292	1,614,543
EW Scripps Co. 3.819% (1 Month USD LIBOR + 2.25%), 10/31/2024 (a)	578,550	581,804
Gray Television, Inc. 3.611% (1 Month USD LIBOR + 2.25%), 02/07/2024 (a)	643,500	647,982
Hubbard Radio, LLC 4.82% (1 Month USD LIBOR + 3.25%), 05/27/2022 (a)	385,523	386,909
ION Media Networks, Inc. 4.18% (2 Month USD LIBOR + 2.75%), 12/18/2020 (a)	1,087,353	1,091,093
Mission Broadcasting, Inc. 3.861% (1 Month USD LIBOR + 2.50%), 01/17/2024 (a)(g)	98,186	98,580
Nexstar Broadcasting, Inc. 3.861% (1 Month USD LIBOR + 2.50%), 01/17/2024 (a)	777,765	780,888
Quincy Newspapers, Inc. 4.827% (Prime - 1 Month USD LIBOR + 3.246%), 11/02/2022 (a)	741,748	745,764
Sinclair Television Group, Inc. 3.981% (USD LIBOR + 2.50%), 12/12/2024 (a)(d)(h)	900,000	899,582
Townsquare Media, Inc. 4.423% (2 Month USD LIBOR + 3.00%), 04/01/2022 (a)	421,754	423,688
Tribune Media Co.
4.569% (1 Month USD LIBOR + 3.00%), 12/27/2020 (a)	90,407	90,652
4.569% (1 Month USD LIBOR + 3.00%), 01/26/2024 (a)	1,126,806	1,130,152
Univision Communications, Inc. 4.319% (1 Month USD LIBOR + 2.75%), 03/15/2024 (a)	1,716,353	1,713,255
		11,571,988
MEDIA - CABLE - 3.58%
Atlantic Broadband 3.937% (1 Month USD LIBOR + 2.375%), 08/09/2024 (a)(h)	875,000	873,976
Cable ONE, Inc. 3.95% (3 Month USD LIBOR+ 2.25%), 05/01/2024 (a)	467,650	469,988
Charter Communications Operating, LLC 3.57% (1 Month USD LIBOR + 2.00%), 04/13/2025 (a)(h)	634,990	636,123
CSC Holdings, LLC 3.741% (1 Month USD LIBOR + 2.25%), 07/17/2025 (a)	496,256	495,053
Hargray Communications 4.35% (1 Month USD LIBOR + 3.00%), 05/16/2024 (a)	810,925	814,169
Lions Gate Entertainment Corp. 3.682% (1 Month USD LIBOR + 2.25%), 12/08/2023 (a)	527,828	529,478
Mediacom Illinois, LLC 3.74% (7 Day USD LIBOR + 2.25%), 02/15/2024 (a)	674,900	678,700
RCN Corp. 4.569% (1 Month USD LIBOR + 3.00%), 02/01/2024 (a)(h)	1,201,375	1,194,191
Telenet Financing USD, LLC 3.918% (1 Month USD LIBOR + 2.50%), 03/31/2026 (a)	825,000	828,692
Unitymedia Finance, LLC 3.727% (1 Month USD LIBOR + 2.25%), 09/30/2025 (a)	360,000	360,812
UPC Financing Partnership 3.977% (1 Month USD LIBOR + 2.50%), 01/31/2026 (a)	880,000	880,735
Virgin Media Bristol, LLC 3.977% (1 Month USD LIBOR + 2.50%), 01/30/2026 (a)	1,100,000	1,101,243
WideOpenWest Finance, LLC / WideOpenWest Capital Corp. 4.751% (1 Month USD LIBOR + 3.25%), 08/18/2023 (a)	1,846,302	1,832,454
Ziggo B.V. 3.977% (1 Month USD LIBOR + 2.50%), 04/15/2025 (a)	720,000	715,201
		11,410,815
MEDIA DIVERSIFIED & SERVICES - 3.49%
Ancestry.com Operations, Inc. 4.66% (1 Month USD LIBOR + 3.25%), 10/19/2023 (a)	1,984,875	1,996,973
Catalina Marketing Corp. 5.069% (1 Month USD LIBOR + 3.50%), 04/09/2021 (a)	1,015,648	808,075
Creative Artists Agency, LLC 4.977% (1 Month USD LIBOR + 3.50%), 02/15/2024 (a)	932,789	939,202
EMI Music Publishing Group 3.741% (1 Month USD LIBOR + 2.25%), 08/21/2023 (a)	988,518	991,483
IMG Worldwide, Inc. 4.64% (3 Month USD LIBOR+ 3.25%), 05/06/2021 (a)	2,425,500	2,440,659
Learfield Communications, Inc. 4.82% (1 Month USD LIBOR + 3.25%), 12/01/2023 (a)	594,000	599,198
Match Group, Inc. 3.854% (2 Month USD LIBOR + 2.50%), 11/16/2022 (a)	500,000	504,375
Quebecor Media, Inc. 3.663% (3 Month USD LIBOR+ 2.25%), 08/17/2020 (a)	967,422	970,445
Vivid Seats 5.35% (1 Month USD LIBOR + 4.00%), 06/27/2024 (a)	776,100	777,718
WMG Acquisition Corp. 3.642% (1 Month USD LIBOR + 2.25%), 11/01/2023 (a)	1,100,000	1,102,321
		11,130,449
METALS & MINING EXCLUDING STEEL - 0.44%
Fairmount Santrol, Inc. 7.693% (3 Month USD LIBOR+ 6.00%), 11/30/2022 (a)	875,000	887,250
Westmoreland Coal Co. 8.193% (3 Month USD LIBOR+ 6.50%), 12/16/2020 (a)(f)(h)	1,105,221	513,585
		1,400,835
NON-FOOD & DRUG RETAILERS - 3.21%
ABG Intermediate Holdings 2, LLC
5.193% (3 Month USD LIBOR+ 3.50%), 09/26/2024 (a)	1,674,505	1,683,924
9.443% (3 Month USD LIBOR+ 7.75%), 09/26/2025 (a)	220,495	223,803
Ascena Retail Group, Inc. 6.125% (1 Month USD LIBOR + 4.50%), 08/22/2022 (a)	1,093,458	909,390
Bass Pro Group, LLC 6.569% (1 Month USD LIBOR + 5.00%), 12/15/2023 (a)	892,763	891,647
Harbor Freight Tools USA, Inc. 4.819% (1 Month USD LIBOR + 3.25%), 08/16/2023 (a)	805,650	812,103
Jo-Ann Stores, LLC 6.551% (3 Month USD LIBOR+ 5.00%), 10/20/2023 (a)	708,497	685,471
LIFE TIME Fitness 4.229% (3 Month USD LIBOR+ 2.75%), 06/10/2022 (a)	698,776	702,127
Michaels Stores, Inc. 4.288% (1 Month USD LIBOR + 2.75%), 01/27/2023 (a)	865,449	866,609
National Vision, Inc. 4.319% (1 Month USD LIBOR + 2.75%), 11/29/2024 (a)	653,607	655,241
Neiman Marcus Group, Inc. 4.642% (1 Month USD LIBOR + 3.25%), 10/23/2020 (a)	1,317,426	1,079,472
PetSmart, Inc. 4.57% (1 Month USD LIBOR + 3.00%), 03/10/2022 (a)	947,848	761,392
Sally Holdings, LLC / Sally Capital, Inc. 4.50%, 07/30/2024	960,000	960,202
		10,231,381
OIL & GAS - 0.91%
American Energy - Marcellus, LLC 8.96% (1 Month USD LIBOR + 7.50%), 08/04/2021 (a)(l)(m)	1,204,382	48,175
California Resources Corp. 6.306% (1 Month USD LIBOR + 4.75%), 11/14/2022 (a)(h)	630,000	628,819
Floatel Delaware, LLC 6.693% (3 Month USD LIBOR+ 5.00%), 06/29/2020 (a)	1,481,308	1,133,200
HGIM Corp. 8.00% (3 Month USD LIBOR+ 3.50%), 06/18/2020 (a)(h)(l)(m)	1,499,649	603,609
Seadrill Partners, LLC 4.693% (3 Month USD LIBOR+ 3.00%), 02/21/2021 (a)	592,118	479,616
		2,893,419

PACKAGING - 3.09%
Anchor Glass Container Corp. 4.234% (1 Month USD LIBOR + 2.75%), 12/07/2023 (a)	490,062	490,981
Berry Global, Inc.
3.406% (2 Month USD LIBOR + 2.00%), 02/08/2020 (a)	490,196	492,875
3.682% (1 Month USD LIBOR + 2.25%), 01/19/2024 (a)	858,513	863,037
BWAY Corp. 4.599% (3 Month USD LIBOR+ 3.25%), 04/03/2024 (a)	1,039,775	1,045,437
Hoffmaster Group, Inc. 6.193% (3 Month USD LIBOR+ 4.50%), 11/21/2023 (a)	742,500	749,925
Industrial Container Services
4.88% (3 Month USD LIBOR+ 3.50%), 04/29/2024 (a)	1,022,239	1,027,350
4.902% (3 Month USD LIBOR + 3.50%), 04/29/2024 (a)(g)	185,059	185,984
PKC Holding Corp. 4.835% (2 Month USD LIBOR + 3.50%), 05/08/2024 (a)	1,081,034	1,082,384
Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu 4.319% (1 Month USD LIBOR + 2.75%), 02/05/2023 (a)	977,650	983,369
SIG Combibloc Holdings S.C.A. 4.569% (1 Month USD LIBOR + 3.00%), 03/13/2022 (a)	965,035	970,797
Signode Industrial Group Lux S.A. 4.379% (1 - 3 Month USD LIBOR + 2.75%), 04/30/2021 (a)	666,133	668,635
Tekni-Plex 4.673% (2 Month USD LIBOR + 3.25%), 10/31/2024 (a)	510,000	513,506
TricorBraun, Inc.
5.443% (3 Month USD LIBOR+ 3.75%), 11/29/2023 (a)	697,500	696,412
5.392% (3 Month USD LIBOR+ 3.75%), 11/30/2023 (a)	70,278	70,169
		9,840,861
PRINTING & PUBLISHING - 0.92%
Cengage Learning, Inc. 5.71% (1 Month USD LIBOR + 4.25%), 06/07/2023 (a)	433,605	415,116
Harland Clarke Holdings Corp. 6.443% (3 Month USD LIBOR+ 4.75%), 11/01/2023 (a)	806,268	810,803
Time, Inc. 5.069% (1 Month USD LIBOR + 3.50%), 04/26/2021 (a)	885,468	888,240
Tribune Publishing Co. 6.319% (1 Month USD LIBOR + 4.75%), 08/04/2021 (a)	805,528	813,583
		2,927,742
REITS - 0.30%
VICI Properties 1, LLC / VICI FC, Inc. 3.811% (1 Month USD LIBOR + 2.25%), 01/31/2025 (a)(h)	950,000	951,648
RESTAURANTS - 0.38%
1011778 B.C. Unlimited Liability Co. 3.868% (1 - 3 Month USD LIBOR + 2.25%), 02/16/2024 (a)	425,880	426,221
NPC International, Inc. 5.052% (1 Month USD LIBOR + 3.50%), 04/19/2024 (a)	786,050	794,237
		1,220,458
STEEL PRODUCERS & PRODUCTS - 0.32%
MRC Global, Inc. 5.069% (1 Month USD LIBOR + 3.50%), 10/31/2024 (a)	295,000	298,136
Zekelman Industries, Inc. 4.073% (3 Month USD LIBOR+ 2.75%), 06/14/2021 (a)	715,151	719,531
		1,017,667
SUPPORT - SERVICES - 9.92%
Access CIG, LLC 6.552% (1 Month USD LIBOR + 5.00%), 10/18/2021 (a)	1,212,545	1,224,671
Allied Universal Holdco, LLC 5.443% (3 Month USD LIBOR+ 3.75%), 07/27/2022 (a)	945,695	939,638
Aramark Corp.
3.569% (1 Month USD LIBOR + 2.00%), 03/28/2024 (a)	503,795	507,258
3.569% (1 Month USD LIBOR + 2.00%), 04/30/2025 (a)	565,000	568,622
Asurion, LLC
4.319% (1 Month USD LIBOR + 2.75%), 08/04/2022 (a)	1,469,231	1,478,413
4.569% (1 Month USD LIBOR + 3.00%), 11/03/2023 (a)	1,430,352	1,438,963
7.569% (1 Month USD LIBOR + 6.00%), 07/14/2025 (a)	310,000	319,202
Avatar Purchaser, Inc. 5.241% (1 Month USD LIBOR + 3.75%), 11/15/2024 (a)	635,000	639,763
Brand Energy & Infrastructure Services, Inc. 5.615% (3 Month USD LIBOR + 4.25%), 07/30/2024 (a)	1,547,225	1,555,255
Brickman Group Ltd., LLC 4.43% (1 - 3 Month USD LIBOR + 3.00%), 12/18/2020 (a)	2,713,357	2,731,549
Camelot Finance, L.P. 4.819% (1 Month USD LIBOR + 3.25%), 10/03/2023 (a)	1,683,773	1,696,105
Coinmach Services 5.147% (2 Month USD LIBOR + 3.75%), 11/14/2022 (a)	1,189,025	1,199,429
Garda World Security Corp. 4.973% (Prime - 3 Month USD LIBOR + 3.497%), 05/24/2024 (a)	1,022,617	1,029,648
GEO Group, Inc. 3.95% (3 Month USD LIBOR+ 2.25%), 03/25/2024 (a)	937,913	941,040
Hertz Corp. 5.45% (1 Month USD LIBOR + 3.75%), 06/30/2023 (a)	514,187	513,866
Information Resources, Inc.
5.617% (3 Month USD LIBOR+ 4.25%), 01/18/2024 (a)	1,126,488	1,133,765
9.487% (1 Month USD LIBOR + 8.25%), 01/17/2025 (a)	720,000	723,600
Learning Care Group, Inc. 5.36% (2 Month USD LIBOR + 4.00%), 05/05/2021 (a)	524,345	528,278
Moneygram International, Inc. 4.943% (3 Month USD LIBOR+ 3.25%), 03/27/2020 (a)	790,138	789,767
PODS Enterprises, LLC 4.403% (1 Month USD LIBOR + 3.00%), 12/30/2024 (a)	962,588	969,807
Renaissance Learning, Inc. 5.443% (3 Month USD LIBOR+ 3.75%), 04/09/2021 (a)	1,178,953	1,187,795
Sedgwick Claims Management Services 4.319% (1 Month USD LIBOR + 2.75%), 03/01/2021 (a)	773,276	774,726
ServiceMaster Co., LLC 4.069% (1 Month USD LIBOR + 2.50%), 11/08/2023 (a)	846,450	850,894
SiteOne Landscape Supply Holding, LLC 4.32% (1 Month USD LIBOR + 2.75%), 04/29/2022 (a)	397,467	399,702
Staples, Inc. 5.488% (2 Month USD LIBOR + 4.00%), 09/02/2024 (a)	860,000	844,843
Tempo Acquisition, LLC 4.569% (1 Month USD LIBOR + 3.00%), 05/01/2024 (a)	1,044,750	1,042,462
TKC Holdings, Inc. 5.673% (2 Month USD LIBOR + 4.25%), 02/01/2023 (a)	565,725	570,850
TMK Hawk Parent Corp.
4.88% (3 Month USD LIBOR+ 3.50%), 08/28/2024 (a)	401,046	404,505
4.816% (USD LIBOR + 3.50%), 09/13/2024 (a)(d)(h)	17,949	18,104
Trans Union, LLC 3.569% (1 Month USD LIBOR + 2.00%), 04/07/2023 (a)	1,888,697	1,898,262
USIC Holdings, Inc. 5.004% (3 Month USD LIBOR+ 3.50%), 12/08/2023 (a)	807,197	813,001
West Corp. 5.35% (1 Month USD LIBOR + 4.00%), 10/10/2024 (a)	1,194,952	1,199,678

WorldStrides, Inc.
5.588% (3 Month USD LIBOR+ 4.00%), 12/06/2024 (a)(h)	646,739	653,879
5.523% (USD LIBOR + 4.00%), 12/06/2024 (a)(g)(h)	53,261	53,849
		31,641,189
SUPPORT- SERVICES - 0.21%
Capri Acquisitions Bidco, Ltd. 4.627% (3 Month USD LIBOR+ 3.25%), 11/01/2024 (a)	675,000	675,739
TECHNOLOGY - 7.21%
Avaya, Inc. 6.227% (1 Month USD LIBOR + 4.75%), 11/08/2024 (a)	1,227,500	1,210,240
Canyon Valor Cos., Inc. 5.943% (3 Month USD LIBOR+ 4.25%), 06/16/2023 (a)	928,363	940,742
CCC Information Services, Inc. 4.57% (1 Month USD LIBOR + 3.00%), 04/29/2024 (a)	606,950	608,695
CommScope, Inc. 3.383% (1 - 3 Month USD LIBOR + 2.00%), 12/29/2022 (a)	533,540	536,984
Compuware Corp. 5.63% (3 Month USD LIBOR+ 4.25%), 12/15/2021 (a)	898,566	905,588
Dell International, LLC 3.57% (1 Month USD LIBOR + 2.00%), 09/07/2023 (a)	911,162	911,786
Diebold Nixdorf, Inc. 4.188% (1 Month USD LIBOR + 2.75%), 11/06/2023 (a)	422,496	423,157
Global Payments, Inc. 3.569% (1 Month USD LIBOR + 2.00%), 04/21/2023 (a)	717,578	723,185
Greeneden US Holdings II, LLC 5.443% (3 Month USD LIBOR+ 3.75%), 12/01/2023 (a)	1,994,900	2,008,616
Informatica Corp. 5.193% (3 Month USD LIBOR+ 3.50%), 08/06/2022 (a)	684,219	687,578
JDA Software Group, Inc. 4.569% (1 Month USD LIBOR + 3.00%), 10/12/2023 (a)	559,350	562,759
Kronos, Inc. 4.903% (3 Month USD LIBOR+ 3.50%), 11/01/2023 (a)	633,612	638,564
LANDesk Group Inc. 5.82% (1 Month USD LIBOR + 4.25%), 01/22/2024 (a)	868,413	828,249
MaxLinear, Inc. 3.977% (1 Month USD LIBOR + 2.50%), 05/13/2024 (a)	342,471	344,611
Micro Focus
4.319% (1 Month USD LIBOR + 2.75%), 04/29/2024 (a)	114,146	114,384
4.319% (1 Month USD LIBOR + 2.75%), 06/21/2024 (a)	770,854	772,462
Misys 4.979% (3 Month USD LIBOR+ 3.50%), 06/13/2024 (a)	723,188	726,022
Neustar, Inc. 5.147% (3 Month USD LIBOR+ 3.75%), 03/01/2024 (a)	538,650	544,642
ON Semiconductor Corp. 3.569% (1 Month USD LIBOR + 2.00%), 03/31/2023 (a)	393,856	396,132
Optiv Security, Inc. 4.625% (3 Month USD LIBOR+ 3.25%), 02/01/2024 (a)	887,796	831,199
Qlik Technologies 5.04% (3 Month USD LIBOR+ 3.50%), 04/26/2024 (a)	796,000	780,410
Rackspace Hosting, Inc. 4.385% (3 Month USD LIBOR + 3.00%), 11/30/2024 (a)	692,373	692,999
Red Ventures, LLC 5.569% (1 Month USD LIBOR + 4.00%), 11/08/2024 (a)	498,750	499,062
Solarwinds Holdings, Inc. 5.069% (1 Month USD LIBOR + 3.50%), 02/03/2023 (a)	1,647,162	1,655,605
Solera, LLC 4.818% (1 Month USD LIBOR + 3.25%), 03/03/2023 (a)	1,351,371	1,361,791
Sybil Software, LLC 4.443% (3 Month USD LIBOR+ 2.75%), 09/29/2023 (a)	779,637	786,081
TIBCO Software, Inc. 5.07% (1 Month USD LIBOR + 3.50%), 12/04/2020 (a)	874,033	877,678
Vantiv, LLC 3.477% (1 Month USD LIBOR + 2.00%), 08/07/2024 (a)	420,000	422,719
VF Holdings Corp. 4.819% (1 Month USD LIBOR + 3.25%), 06/30/2023 (a)	557,938	562,917
Western Digital Corp. 3.569% (1 Month USD LIBOR + 2.00%), 04/29/2023 (a)	650,145	653,234
		23,008,091
TELECOMMUNICATIONS - SATELLITES - 1.19%
Maxar Technologies, Ltd. 4.10% (3 Month USD LIBOR+ 2.75%), 07/05/2024 (a)	1,400,000	1,408,750
Telesat Canada / Telesat, LLC 4.70% (3 Month USD LIBOR+ 3.00%), 11/17/2023 (a)	1,591,338	1,600,537
Xplornet Communications, Inc. 6.443% (3 Month USD LIBOR+ 4.75%), 09/09/2021 (a)	780,563	790,078
		3,799,365
TELECOMMUNICATIONS - WIRELINE/WIRELESS - 4.26%
Altice Financing S.A. 4.109% (3 Month USD LIBOR+ 2.75%), 07/15/2025 (a)	796,000	781,358
CenturyLink, Inc. 4.319% (1 Month USD LIBOR + 2.75%, 01/31/2025 (a)	3,250,000	3,140,313
Communications Sales & Leasing, Inc. 4.569% (1 Month USD LIBOR + 3.00%), 10/24/2022 (a)	712,800	690,304
Consolidated Communications, Inc. 4.57% (1 Month USD LIBOR + 3.00%), 10/05/2023 (a)	1,252,934	1,234,296
Cyxtera DC Holdings, Inc. 4.38% (3 Month USD LIBOR+ 3.00%), 05/01/2024 (a)	880,575	887,271
Level 3 Financing, Inc. 3.696% (3 Month USD LIBOR+ 2.25%), 02/22/2024 (a)	760,000	761,087
Masergy Holdings, Inc. 5.443% (3 Month USD LIBOR+ 3.75%), 12/15/2023 (a)	495,000	495,309
MTN Infrastructure TopCo, Inc.
4.585% (USD LIBOR + 3.25%), 10/28/2024 (a)(d)(h)	185,547	185,856
4.819% (1 Month USD LIBOR + 3.25%), 10/28/2024 (a)	264,453	266,024
Peak 10 Holding Corp. 5.193% (3 Month USD LIBOR+ 3.50%), 08/01/2024 (a)	952,613	953,656
SBA Senior Finance II, LLC 3.82% (1 Month USD LIBOR + 2.25%), 06/10/2022 (a)	707,741	710,491
SFR Group S.A. 4.13% (3 Month USD LIBOR+ 2.75%), 07/31/2025 (a)	765,701	734,499
Sprint Communications, Inc. 4.125% (1 Month USD LIBOR + 2.50%), 02/02/2024 (a)	1,100,054	1,101,017
Switch, Ltd. 4.10% (1 Month USD LIBOR + 2.75%), 06/27/2024 (a)	1,114,400	1,119,281
TierPoint, LLC 5.319% (1 Month USD LIBOR + 3.75%), 05/06/2024 (a)	527,350	524,716
		13,585,478
TRANSPORTATION EXCLUDING AIR & RAIL - 0.38%
AI Mistral Luxembourg Subco S.A.R.L. 4.569% (1 Month USD LIBOR + 3.00%), 03/11/2024 (a)	426,775	425,441
XPO Logistics, Inc. 3.599% (3 Month USD LIBOR+ 2.25%), 11/01/2021 (a)	775,000	780,429
		1,205,870
UTILITIES - ELECTRIC - 2.52%
AES Corp. 3.454% (3 Month USD LIBOR+ 2.00%), 05/24/2022 (a)	689,788	692,305
Calpine Corp. 4.20% (3 Month USD LIBOR+ 2.50%), 05/27/2022 (a)	1,431,719	1,431,383
Dynegy, Inc. 4.251% (1 Month USD LIBOR + 2.75%), 02/07/2024 (a)	998,329	1,004,294
Eastern Power, LLC 5.319% (1 Month USD LIBOR + 3.75%), 09/24/2021 (a)	1,086,613	1,097,767
ExGen Renewables IV, LLC 4.468% (3 Month USD LIBOR+ 3.00%), 12/30/2024 (a)	735,000	744,188

Helix Gen Funding, LLC 5.443% (3 Month USD LIBOR+ 3.75%), 06/03/2024 (a)	661,215	664,141
Lightstone Holdco, LLC
6.069% (1 Month USD LIBOR + 4.50%), 01/30/2024 (a)	935,998	941,605
6.069% (1 Month USD LIBOR + 4.50%), 01/30/2024 (a)	59,508	59,864
Texas Competitive Electric Holdings
3.847% (1 - 3 Month USD LIBOR + 2.50%), 08/04/2023 (a)	1,172,289	1,179,985
3.834% (3 Month USD LIBOR + 2.50%), 08/04/2023 (a)	207,742	209,106
		8,024,638
UTILITIES - GAS - 0.31%
Southcross Holdings Borrower L.P. 3.50%, 04/13/2023	60,976	60,023
Traverse Midstream Partners, LLC 5.85% (3 Month USD LIBOR+ 4.00%), 09/27/2024 (a)	900,000	913,163
		973,186
TOTAL BANK LOANS (Cost $282,276,934)		280,242,881

CORPORATE BONDS - 10.33% (i)

AEROSPACE & DEFENSE - 0.30%
Triumph Group, Inc. 4.875%, 04/01/2021	950,000	938,125
AUTOMOTIVE - 0.06%
ZF North America Capital, Inc. 4.75%, 04/29/2025 (c)	191,000	202,938
BUILDING MATERIALS - 0.14%
JELD-WEN, Inc. 4.625%, 12/15/2025 (c)	430,000	434,300
CONSUMER PRODUCTS - 0.24%
Griffon Corp. 5.25%, 03/01/2022 (c)	760,000	771,399
ENVIRONMENTAL - 0.26%
Covanta Holding Corp. 6.375%, 10/01/2022	800,000	820,000
FINANCE - BANKING - 0.41%
Ally Financial, Inc. 4.75%, 09/10/2018	1,300,000	1,319,500
FINANCE - INSURANCE - 0.23%
Acrisure, LLC / Acrisure Finance, Inc. 7.00%, 11/15/2025 (c)	765,000	739,189
FINANCE - SERVICES - 2.10%
Alliance Data Systems Corp. 5.875%, 11/01/2021 (c)	1,350,000	1,387,125
Freedom Mortgage Corp. 8.125%, 11/15/2024 (c)	340,000	347,225
Nationstar Mortgage, LLC / Nationstar Capital Corp. 7.875%, 10/01/2020	1,075,000	1,098,516
OneMain Financial Holdings, LLC 6.75%, 12/15/2019 (c)	700,000	723,310
Park Aerospace Holdings, Ltd. 3.625%, 03/15/2021 (b)(c)	1,000,000	960,000
Starwood Property Trust, Inc. 5.00%, 12/15/2021	1,000,000	1,040,000
VFH Parent, LLC / Orchestra Co-Issuer, Inc. 6.75%, 06/15/2022 (c)	1,070,000	1,128,849
		6,685,025
FOOD & DRUG RETAILERS - 0.09%
Albertsons Cos., LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's, LLC 5.75%, 03/15/2025	310,000	281,170
GAMING - 0.17%
Scientific Games International, Inc. 5.00%, 10/15/2025 (c)	525,000	527,625
HEALTHCARE - 0.94%
MPH Acquisition Holdings, LLC 7.125%, 06/01/2024 (c)	725,000	773,938
Tenet Healthcare Corp. 4.625%, 07/15/2024 (c)	1,346,000	1,317,398
Valeant Pharmaceuticals International, Inc. 5.50%, 11/01/2025 (b)(c)	435,000	444,788
West Street Merger Sub, Inc. 6.375%, 09/01/2025 (c)	460,000	463,450
		2,999,574
MEDIA - BROADCAST - 0.19%
Tribune Media Co. 5.875%, 07/15/2022	580,000	598,850
MEDIA - CABLE - 1.60%
Block Communications, Inc. 6.875%, 02/15/2025 (c)	1,125,000	1,184,063
Cablevision Systems Corp. 8.00%, 04/15/2020	650,000	695,500
CCO Holdings, LLC / CCO Holdings Capital Corp. 5.25%, 09/30/2022	575,000	590,453
Cequel Communications Holdings I, LLC / Cequel Capital Corp. 6.375%, 09/15/2020 (c)	452,000	459,910
DISH DBS Corp. 5.875%, 07/15/2022	2,165,000	2,183,943
		5,113,869
MEDIA DIVERSIFIED & SERVICES - 0.03%
Clear Channel Worldwide Holdings, Inc. 7.625%, 03/15/2020	105,000	103,294
METALS & MINING EXCLUDING STEEL - 0.34%
Grinding Media, Inc. / MC Grinding Media Canada, Inc. 7.375%, 12/15/2023 (c)	1,000,000	1,076,200
NON-FOOD & DRUG RETAILERS - 0.40%
PetSmart, Inc.
7.125%, 03/15/2023 (c)	1,180,000	705,050
5.875%, 06/01/2025 (c)	750,000	579,375
		1,284,425
PACKAGING - 0.74%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 4.25%, 09/15/2022 (b)(c)	660,000	673,200
Flex Acquisition Co., Inc. 6.875%, 01/15/2025 (c)	1,000,000	1,037,474
Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu 6.875%, 02/15/2021	648,135	657,858
		2,368,532

SUPPORT - SERVICES - 0.24%
WEX, Inc. 4.75%, 02/01/2023 (c)	745,000	763,159

TECHNOLOGY - 0.53%
Dell International, LLC / EMC Corp. 4.42%, 06/15/2021 (c)	750,000	782,125
NCR Corp. 4.625%, 02/15/2021	900,000	910,125
		1,692,250
TELECOMMUNICATIONS - SATELLITES - 0.45%
Hughes Satellite Systems Corp. 7.625%, 06/15/2021	1,300,000	1,441,375
TELECOMMUNICATIONS - WIRELINE/WIRELESS - 0.43%
Sprint Communications, Inc.
9.00%, 11/15/2018 (c)	650,000	685,003
7.00%, 08/15/2020	650,000	690,625
		1,375,628
UTILITIES - ELECTRIC - 0.21%
TerraForm Power Operating, LLC 4.25%, 01/31/2023 (c)	655,000	650,906
UTILITIES - GAS - 0.23%
Genesis Energy L.P. / Genesis Energy Finance Corp. 5.75%, 02/15/2021	725,000	738,594
TOTAL CORPORATE BONDS (Cost $33,208,344)		32,925,927

	Shares	Value
PRIVATE PLACEMENTS - 0.21%

FINANCE - SERVICES - 0.20%
RCS Capital Corp. (f)(l)	17,405	661,390

UTILITIES - GAS - 0.01%
Southcross Energy Partners, L.P. (f)(l)	63	24,412
Southcross Energy Partners, L.P. (f)(l)	63	–
		24,412
TOTAL PRIVATE PLACEMENTS (Cost $133,682)		685,802

COMMON STOCKS - 0.23%

FORESTRY & PAPER - 0.23%
Verso Corp. (l)	40,879	718,244
TOTAL COMMON STOCKS (Cost $1,857,346)		718,244

SHORT-TERM INVESTMENTS - 3.78%

MONEY MARKET FUND - 3.78%
Fidelity Government Portfolio - Institutional Class, 1.14% (e)	12,054,581	12,054,581
TOTAL SHORT-TERM INVESTMENTS (Cost $12,054,581)		12,054,581
Total Investments (Cost $329,530,887) - 102.43%		326,627,435
Liabilities in Excess of Other Assets - (2.43%)		(7,745,084)
TOTAL NET ASSETS - 100.00%		$ 318,882,351

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of December 31, 2017.
(b)	U.S. traded security of a foreign issuer.
(c)	Rule 144a Security. The Fund's Advisor has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2017 the value of these investments as
$18,817,999 or 5.90% of net assets.
(d)	Variable rate security. Final terms of the bank loan are not yet known, so reference index and spread information may not be presented.
(e)	Rate shown is the 7-day yield as of December 31, 2017.
(f)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisor Series Trust.
(g)	All or a portion of the loan is unfunded.
(h)	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of
December 31, 2017 the value of these investments was $16,471,107 or 5.17% of net assets.
(i)	All or a portion is posted as collateral for delayed settlement securities.
(j)	Bridge loan commitment. Bridge loan commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. The rate presented represents the commitment fee rate, which is typically set as a percentage of the commitment amount.
(k)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(l)	Non-Income producing security.
(m)	Security is in default.

Shenkman Short Duration High Income Fund
Schedule of Investments
December 31, 2017 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS - 88.07% (i)

AEROSPACE & DEFENSE - 2.18%
Bombardier, Inc. 7.75%, 03/15/2020 (b)(c)	$ 2,580,000	$ 2,783,175
KLX, Inc. 5.875%, 12/01/2022 (c)	2,375,000	2,496,006
Moog, Inc. 5.25%, 12/01/2022 (c)	1,600,000	1,660,000
Orbital ATK, Inc. 5.25%, 10/01/2021	3,100,000	3,189,125
TransDigm, Inc. 5.50%, 10/15/2020	500,000	506,875
Triumph Group, Inc. 4.875%, 04/01/2021	1,040,000	1,027,000
		11,662,181
AUTOMOTIVE - 2.34%
American Axle & Manufacturing, Inc.
7.75%, 11/15/2019	1,904,000	2,084,880
6.625%, 10/15/2022	1,310,000	1,360,762
Dana, Inc. 6.00%, 09/15/2023	1,285,000	1,346,038
IHO Verwaltungs GmbH 4.125% Cash or 5.00% PIK, 09/15/2021 (b)(c)(l)	3,025,000	3,085,500
Penske Automotive Group, Inc. 5.75%, 10/01/2022	3,229,000	3,331,924
ZF North America Capital, Inc. 4.00%, 04/29/2020 (c)	1,250,000	1,299,688
		12,508,792
BEVERAGE & FOOD - 1.04%
B&G Foods, Inc. 4.625%, 06/01/2021	2,584,000	2,629,220
Darling Ingredients, Inc. 5.375%, 01/15/2022	1,400,000	1,438,500
Yum! Brands, Inc. 6.25%, 03/15/2018	1,475,000	1,489,750
		5,557,470
BUILDING & CONSTRUCTION - 2.36%
CalAtlantic Group, Inc. 6.25%, 12/15/2021	602,000	656,180
Lennar Corp.
6.95%, 06/01/2018	2,925,000	2,987,156
4.125%, 12/01/2018	950,000	961,875
2.95%, 11/29/2020 (c)	930,000	927,675
4.75%, 11/15/2022	2,550,000	2,687,063
M/I Homes, Inc. 6.75%, 01/15/2021	1,375,000	1,430,000
Toll Brothers Finance Corp.
4.00%, 12/31/2018	750,000	764,063
6.75%, 11/01/2019	350,000	377,562
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 4.375%, 06/15/2019	1,800,000	1,845,000
		12,636,574
BUILDING MATERIALS - 1.29%
American Builders & Contractors Supply Co., Inc. 5.625%, 04/15/2021 (c)	1,995,000	2,039,887
Ply Gem Industries, Inc. 6.50%, 02/01/2022	1,325,000	1,374,687
Summit Materials, LLC / Summit Materials Finance Corp.
8.50%, 04/15/2022	1,985,000	2,208,313
6.125%, 07/15/2023	1,205,000	1,259,225
		6,882,112
CHEMICALS - 2.54%
Consolidated Energy Finance S.A. 6.75%, 10/15/2019 (b)(c)	1,824,000	1,858,200
Huntsman International, LLC 4.875%, 11/15/2020	2,000,000	2,087,500
Platform Specialty Products Corp. 6.50%, 02/01/2022 (c)	1,460,000	1,511,100
PQ Corp. 6.75%, 11/15/2022 (c)	2,650,000	2,838,813
Tronox Finance, LLC 7.50%, 03/15/2022 (c)	2,575,000	2,697,312
Univar USA, Inc. 6.75%, 07/15/2023 (c)	2,450,000	2,572,500
		13,565,425
CONSUMER PRODUCTS - 1.33%
Central Garden & Pet Co. 6.125%, 11/15/2023	1,220,000	1,296,250
Griffon Corp. 5.25%, 03/01/2022 (c)	1,050,000	1,065,750
Mattel, Inc. 2.35%, 05/06/2019	292,000	289,775
Prestige Brands, Inc. 5.375%, 12/15/2021 (c)	4,370,000	4,462,862
		7,114,637
ENVIRONMENTAL - 2.64%
Clean Harbors, Inc.
5.25%, 08/01/2020	1,882,000	1,914,935
5.125%, 06/01/2021	1,400,000	1,417,500
Covanta Holding Corp. 6.375%, 10/01/2022	2,597,000	2,661,925
GFL Environmental, Inc.
9.875%, 02/01/2021 (b)(c)	3,995,000	4,219,719
5.625%, 05/01/2022 (b)(c)	3,730,000	3,888,525
		14,102,604

FINANCE - BANKING - 2.87%
Ally Financial, Inc.
4.75%, 09/10/2018	1,325,000	1,344,875
3.50%, 01/27/2019	500,000	503,750
3.75%, 11/18/2019	250,000	253,775
8.00%, 03/15/2020	4,925,000	5,442,125
CIT Group, Inc.
5.50%, 02/15/2019 (c)	1,119,000	1,152,570
5.375%, 05/15/2020	1,400,000	1,482,250
DAE Funding, LLC 4.00%, 08/01/2020 (c)	3,000,000	3,037,500
Lincoln Finance, Ltd. 7.375%, 04/15/2021 (b)(c)	2,050,000	2,144,812
		15,361,657
FINANCE - INSURANCE - 0.25%
HUB International, Ltd. 7.875%, 10/01/2021 (c)	1,260,000	1,313,550
FINANCE - SERVICES - 5.58%
Aircastle, Ltd.
6.25%, 12/01/2019 (b)	3,700,000	3,912,750
7.625%, 04/15/2020 (b)	1,430,000	1,567,637
5.125%, 03/15/2021 (b)	200,000	211,000
5.50%, 02/15/2022 (b)	180,000	193,725
Alliance Data Systems Corp.
6.375%, 04/01/2020 (c)	2,350,000	2,376,320
5.875%, 11/01/2021 (c)	2,500,000	2,568,750
Nationstar Mortgage, LLC / Nationstar Capital Corp.
6.50%, 08/01/2018	1,625,000	1,627,641
9.625%, 05/01/2019	380,000	391,020
7.875%, 10/01/2020	1,725,000	1,762,734
Navient Corp.
8.45%, 06/15/2018	1,000,000	1,028,000
5.50%, 01/15/2019	600,000	612,000
8.00%, 03/25/2020	875,000	948,281
6.50%, 06/15/2022	1,175,000	1,234,632
OneMain Financial Holdings, LLC 7.25%, 12/15/2021 (c)	2,885,000	2,999,895
Springleaf Finance Corp.
6.125%, 05/15/2022	475,000	495,188
5.625%, 03/15/2023	1,740,000	1,746,003
Starwood Property Trust, Inc. 5.00%, 12/15/2021	4,390,000	4,565,600
VFH Parent, LLC / Orchestra Co-Issuer, Inc. 6.75%, 06/15/2022 (c)	1,515,000	1,598,325
		29,839,501
FOOD & DRUG RETAILERS - 1.08%
Rite Aid Corp.
9.25%, 03/15/2020	1,850,000	1,879,693
6.75%, 06/15/2021	3,900,000	3,900,000
		5,779,693
FORESTRY & PAPER - 0.24%
Cascades, Inc. 5.50%, 07/15/2022 (b)(c)	1,235,000	1,275,138
GAMING - 2.98%
Boyd Gaming Corp. 6.875%, 05/15/2023	2,490,000	2,648,737
Caesars Entertainment Resort Properties, LLC / Caesars Entertainment Resort Prope 8.00%, 10/01/2020	620,000	635,500
Eldorado Resorts, Inc. 7.00%, 08/01/2023	1,250,000	1,340,625
GLP Capital L.P. / GLP Financing II, Inc. 4.375%, 11/01/2018	1,400,000	1,417,500
International Game Technology PLC 5.625%, 02/15/2020 (b)(c)	428,000	447,795
MGM Resorts International
8.625%, 02/01/2019	3,390,000	3,610,350
6.75%, 10/01/2020	1,780,000	1,926,850
7.75%, 03/15/2022	1,050,000	1,199,625
Scientific Games International, Inc. 7.00%, 01/01/2022 (c)	2,535,000	2,677,594
		15,904,576
GENERAL INDUSTRIAL MANUFACTURING - 1.58%
Anixter, Inc. 5.625%, 05/01/2019	2,500,000	2,587,500
EnPro Industries, Inc. 5.875%, 09/15/2022	2,185,000	2,286,056
Oshkosh Corp. 5.375%, 03/01/2022	1,750,000	1,806,875
WESCO Distribution, Inc. 5.375%, 12/15/2021	1,725,000	1,774,594
		8,455,025
HEALTHCARE - 11.10%
Acadia Healthcare Co., Inc.
6.125%, 03/15/2021	1,325,000	1,349,844
5.625%, 02/15/2023	2,219,000	2,263,380
Centene Corp. 5.625%, 02/15/2021	5,035,000	5,186,050
DaVita HealthCare Partners, Inc. 5.75%, 08/15/2022	4,120,000	4,241,025

Eagle Holding Co. II, LLC 7.625% Cash or 8.00% PIK, 05/15/2022 (a)(c)(l)	2,575,000	2,607,187
Envision Healthcare Corp.
5.125%, 07/01/2022 (c)	2,310,000	2,252,250
5.625%, 07/15/2022	390,000	395,850
HCA, Inc.
4.25%, 10/15/2019	2,000,000	2,047,500
6.50%, 02/15/2020	6,900,000	7,331,250
6.25%, 02/15/2021	500,000	531,250
5.875%, 03/15/2022	2,000,000	2,145,000
Hologic, Inc. 5.25%, 07/15/2022 (c)	825,000	856,969
Jaguar Holding Co II / Pharmaceutical Product Development, LLC 6.375%, 08/01/2023 (c)	1,030,000	1,042,875
Mallinckrodt International Finance S.A. 4.875%, 04/15/2020 (b)(c)	1,400,000	1,351,000
Molina Healthcare, Inc. 5.375%, 11/15/2022 (d)	1,225,000	1,283,187
Polaris Intermediate Corp. 8.50% Cash or 9.00% PIK, 12/01/2022 (a)(c)(l)	3,990,000	4,149,600
Sabra Health Care L.P. / Sabra Capital Corp. 5.50%, 02/01/2021	1,500,000	1,532,812
Sterigenics-Nordion Topco, LLC 8.125% Cash or 9.00% PIK, 11/01/2021 (c)(l)	2,185,000	2,212,313
Tenet Healthcare Corp.
6.00%, 10/01/2020	3,125,000	3,315,782
7.50%, 01/01/2022 (c)	3,175,000	3,345,656
8.125%, 04/01/2022	1,620,000	1,654,425
Universal Health Services, Inc. 3.75%, 08/01/2019 (c)	2,500,000	2,550,000
Universal Hospital Services, Inc. 7.625%, 08/15/2020	1,240,000	1,246,200
Valeant Pharmaceuticals International, Inc.
5.375%, 03/15/2020 (b)(c)	3,585,000	3,602,925
6.75%, 08/15/2021 (b)(c)	800,000	808,000
		59,302,330
HOTELS - 0.40%
RHP Hotel Properties L.P. / RHP Finance Corp. 5.00%, 04/15/2021	2,100,000	2,142,000
LEISURE & ENTERTAINMENT - 0.67%
NCL Corp., Ltd. 4.75%, 12/15/2021 (b)(c)	875,000	907,812
Regal Entertainment Group 5.75%, 03/15/2022	2,605,000	2,692,919
		3,600,731
MEDIA - BROADCAST - 3.47%
Nexstar Broadcasting, Inc. 6.125%, 02/15/2022 (c)	2,350,000	2,444,000
Sinclair Television Group, Inc.
5.375%, 04/01/2021	1,925,000	1,963,500
6.125%, 10/01/2022	750,000	775,312
TEGNA, Inc.
5.125%, 10/15/2019	879,000	892,756
5.125%, 07/15/2020	4,530,000	4,643,250
Tribune Media Co. 5.875%, 07/15/2022	2,400,000	2,478,000
Univision Communications, Inc. 6.75%, 09/15/2022 (c)	5,110,000	5,320,788
		18,517,606
MEDIA - CABLE - 8.93%
Cable One, Inc. 5.75%, 06/15/2022 (c)	1,765,000	1,826,775
Cablevision Systems Corp.
7.75%, 04/15/2018	2,775,000	2,816,625
8.00%, 04/15/2020	4,485,000	4,798,950
CCO Holdings, LLC / CCO Holdings Capital Corp. 5.25%, 09/30/2022	4,700,000	4,826,312
Cequel Communications Holdings I, LLC / Cequel Capital Corp.
6.375%, 09/15/2020 (c)	3,181,000	3,236,667
5.125%, 12/15/2021 (c)	2,490,000	2,508,675
CSC Holdings, LLC
7.625%, 07/15/2018	800,000	820,000
6.75%, 11/15/2021	800,000	860,000
10.125%, 01/15/2023 (c)	3,125,000	3,527,344
DISH DBS Corp.
4.25%, 04/01/2018	950,000	955,937
7.875%, 09/01/2019	3,550,000	3,807,375
5.125%, 05/01/2020	425,000	435,625
6.75%, 06/01/2021	5,200,000	5,473,000
GCI, Inc. 6.75%, 06/01/2021	2,350,000	2,394,063
Mediacom Broadband, LLC / Mediacom Broadband Corp. 5.50%, 04/15/2021	2,547,000	2,588,389
Midcontinent Communications / Midcontinent Finance Corp. 6.875%, 08/15/2023 (c)	1,895,000	2,020,544
Netflix, Inc. 5.375%, 02/01/2021	1,500,000	1,591,875
Virgin Media Finance PLC 6.375%, 04/15/2023 (b)(c)	236,000	244,555
WaveDivision Escrow, LLC / WaveDivision Escrow Corp. 8.125%, 09/01/2020 (c)	2,911,000	2,972,859
		47,705,570
MEDIA DIVERSIFIED & SERVICES - 1.57%
Clear Channel Worldwide Holdings, Inc. 7.625%, 03/15/2020	485,000	477,119
Lamar Media Corp. 5.875%, 02/01/2022	1,250,000	1,279,687
Nielsen Finance, LLC / Nielsen Finance Co.

4.50%, 10/01/2020	600,000	606,000
5.50%, 10/01/2021 (b)(c)	4,550,000	4,686,500
WMG Acquisition Corp. 6.75%, 04/15/2022 (c)	1,290,000	1,351,275
		8,400,581
METALS & MINING EXCLUDING STEEL - 1.58%
Anglo American Capital PLC 9.375%, 04/08/2019 (b)(c)	1,775,000	1,929,131
FMG Resources Pty, Ltd.
9.75%, 03/01/2022 (b)(c)	3,025,000	3,354,725
4.75%, 05/15/2022 (b)(c)	1,550,000	1,575,188
Freeport-McMoRan, Inc. 6.75%, 02/01/2022	1,525,000	1,581,234
		8,440,278
NON-FOOD & DRUG RETAILERS - 2.14%
Dollar Tree, Inc.
5.25%, 03/01/2020	800,000	814,340
5.75%, 03/01/2023	2,400,000	2,518,500
L Brands, Inc. 8.50%, 06/15/2019	1,000,000	1,091,250
Michaels Stores, Inc. 5.875%, 12/15/2020 (c)	3,665,000	3,719,975
QVC, Inc. 3.125%, 04/01/2019	2,085,000	2,093,416
William Carter Co. 5.25%, 08/15/2021	1,175,000	1,209,516
		11,446,997
OIL & GAS - 0.83%
Range Resources Corp. 5.75%, 06/01/2021	1,650,000	1,720,125
Rowan Cos., Inc. 7.875%, 08/01/2019	590,000	634,250
Whiting Petroleum Corp. 5.00%, 03/15/2019	2,050,000	2,104,838
		4,459,213
PACKAGING - 6.01%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 6.00%, 06/30/2021 (b)(c)	7,540,000	7,766,200
Ball Corp. 4.375%, 12/15/2020	350,000	363,562
Berry Global, Inc. 6.00%, 10/15/2022	3,320,000	3,490,150
Greif, Inc. 7.75%, 08/01/2019	1,825,000	1,957,312
Owens-Brockway Glass Container, Inc. 5.00%, 01/15/2022 (c)	1,240,000	1,288,050
Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu
5.75%, 10/15/2020	7,728,634	7,854,225
6.875%, 02/15/2021	1,231,457	1,249,929
4.859% (3 Month LIBOR USD + 3.50%), 07/15/2021 (a)(c)	650,000	661,375
Signode Industrial Group Lux S.A. 6.375%, 05/01/2022 (c)	4,477,000	4,695,254
Silgan Holdings, Inc.
5.00%, 04/01/2020	462,000	465,465
5.50%, 02/01/2022	2,250,000	2,314,688
		32,106,210
PRINTING & PUBLISHING - 0.28%
Harland Clarke Holdings Corp. 8.375%, 08/15/2022 (c)	1,455,000	1,514,582
REAL ESTATE DEVELOPMENT & MANAGEMENT - 0.32%
Realogy Group, LLC / Realogy Co-Issuer Corp.
4.50%, 04/15/2019 (c)	1,300,000	1,322,750
5.25%, 12/01/2021 (c)	380,000	394,725
		1,717,475
REITS - 0.29%
VICI Properties 1, LLC / VICI FC, Inc. 8.00%, 10/15/2023	1,355,000	1,520,717
STEEL PRODUCERS & PRODUCTS - 0.73%
BlueScope Steel Finance, Ltd. / BlueScope Steel Finance USA, LLC 6.50%, 05/15/2021 (b)(c)	2,025,000	2,116,125
Steel Dynamics, Inc.
5.125%, 10/01/2021	255,000	262,012
5.25%, 04/15/2023	219,000	226,665
Zekelman Industries, Inc. 9.875%, 06/15/2023 (c)	1,125,000	1,268,438
		3,873,240
SUPPORT - SERVICES - 2.42%
AECOM 5.75%, 10/15/2022	2,575,000	2,697,312
CoreCivic, Inc. 4.125%, 04/01/2020	1,250,000	1,275,000
FTI Consulting, Inc. 6.00%, 11/15/2022	2,275,000	2,353,033
GEO Group, Inc. 5.875%, 01/15/2022	2,955,000	3,058,425
Hertz Corp. 7.625%, 06/01/2022 (c)	1,145,000	1,202,250
Iron Mountain, Inc. 4.375%, 06/01/2021 (c)	900,000	915,642
Williams Scotsman International, Inc. 7.875%, 12/15/2022 (c)	1,410,000	1,455,825
		12,957,487
TECHNOLOGY - 3.64%
CDK Global, Inc. 3.80%, 10/15/2019 (a)	2,675,000	2,735,187
CommScope, Inc. 5.00%, 06/15/2021 (c)	2,000,000	2,045,000
Dell International, LLC / EMC Corp.
5.875%, 06/15/2021 (c)	4,040,000	4,201,600
4.42%, 06/15/2021 (c)	500,000	521,416
First Data Corp. 5.375%, 08/15/2023 (c)	1,300,000	1,356,420

Infor US, Inc. 5.75%, 08/15/2020 (c)	1,925,000	1,980,344
Microsemi Corp. 9.125%, 04/15/2023 (c)	2,005,000	2,260,638
NCR Corp.
4.625%, 02/15/2021	950,000	960,687
5.875%, 12/15/2021	1,325,000	1,363,094
Nuance Communications, Inc. 5.375%, 08/15/2020 (c)	255,000	259,144
NXP B.V. / NXP Funding, LLC
3.75%, 06/01/2018 (b)(c)	728,000	734,188
4.125%, 06/01/2021 (b)(c)	1,000,000	1,022,500
		19,440,218
TELECOMMUNICATIONS - SATELLITES - 1.40%
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	1,723,000	1,806,996
7.625%, 06/15/2021	4,500,000	4,989,375
Inmarsat Finance PLC 4.875%, 05/15/2022 (b)(c)	684,000	685,710
		7,482,081
TELECOMMUNICATIONS - WIRELINE/WIRELESS - 5.95%
Altice Financing S.A. 6.625%, 02/15/2023 (b)(c)	1,250,000	1,312,000
Altice Luxembourg S.A. 7.75%, 05/15/2022 (b)(c)	3,400,000	3,353,250
CenturyLink, Inc.
5.625%, 04/01/2020	2,425,000	2,452,281
5.80%, 03/15/2022	1,140,000	1,120,791
Equinix, Inc. 5.375%, 04/01/2023	2,450,000	2,545,550
Frontier Communications Corp. 7.125%, 03/15/2019	1,100,000	1,058,750
Level 3 Financing, Inc. 6.125%, 01/15/2021	2,100,000	2,136,750
Level 3 Parent, LLC 5.75%, 12/01/2022	2,600,000	2,617,030
SFR Group S.A. 6.00%, 05/15/2022 (b)(c)	1,950,000	1,976,812
SoftBank Group Corp. 4.50%, 04/15/2020 (b)(c)	1,400,000	1,433,642
Sprint Communications, Inc.
9.00%, 11/15/2018 (c)	700,000	737,695
6.90%, 05/01/2019	2,085,000	2,186,644
7.00%, 08/15/2020	4,800,000	5,100,000
Sprint Corp. 7.25%, 09/15/2021	1,200,000	1,273,500
T-Mobile USA, Inc. 6.00%, 03/01/2023	208,000	218,296
Zayo Group LLC / Zayo Capital, Inc. 6.00%, 04/01/2023	2,174,000	2,275,200
		31,798,191
TRANSPORTATION EXCLUDING AIR & RAIL - 0.55%
XPO Logistics, Inc. 6.50%, 06/15/2022 (c)	2,820,000	2,953,950
UTILITIES - ELECTRIC - 1.25%
AES Corp.
8.00%, 06/01/2020	451,000	507,375
7.375%, 07/01/2021	1,424,000	1,605,560
Calpine Corp. 6.00%, 01/15/2022 (c)	2,300,000	2,377,625
Dynegy, Inc. 7.375%, 11/01/2022	1,400,000	1,480,500
NRG Energy, Inc. 6.25%, 07/15/2022	690,000	721,050
		6,692,110
UTILITIES - GAS - 4.24%
Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 5.50%, 10/15/2019	3,425,000	3,559,500
Genesis Energy L.P. / Genesis Energy Finance Corp.
5.75%, 02/15/2021	2,615,000	2,664,031
6.75%, 08/01/2022	1,054,000	1,098,795
NGL Energy Partners L.P. / NGL Energy Finance Corp. 5.125%, 07/15/2019	3,575,000	3,646,500
NGPL PipeCo, LLC 4.375%, 08/15/2022 (c)	2,390,000	2,439,294
NuStar Logistics, L.P.
8.40%, 04/15/2018 (d)	2,850,000	2,903,437
4.80%, 09/01/2020	300,000	305,250
6.75%, 02/01/2021	500,000	533,750
Rockies Express Pipeline, LLC
6.85%, 07/15/2018 (c)	1,885,000	1,927,413
6.00%, 01/15/2019 (c)	1,950,000	2,013,375
Sunoco L.P. / Sunoco Finance Corp.
6.25%, 04/15/2021	450,000	468,900
6.375%, 04/01/2023	1,040,000	1,098,500
		22,658,745
TOTAL CORPORATE BONDS (Cost $469,227,836)		470,689,247

BANK LOANS - 9.43% (k)

AEROSPACE & DEFENSE - 0.34%
TransDigm, Inc. 4.665% (1 - 3 Month USD LIBOR + 3.00%), 08/22/2024 (a)	1,828,290	1,839,086
BEVERAGE & FOOD - 0.13%
Allflex Holdings III, Inc. 4.706% (3 Month USD LIBOR + 3.25%), 07/17/2020 (a)	678,734	683,540

BUILDING MATERIALS - 0.23%
Quikrete Holdings, Inc. 4.319% (1 Month USD LIBOR + 2.75%), 11/15/2023 (a)	1,253,133	1,257,193
CHEMICALS - 0.17%
Nexeo Solutions, LLC 4.717% (1 - 3 Month USD LIBOR + 3.25%), 06/09/2023 (a)	886,545	891,811
CONSUMER PRODUCTS - 0.66%
Alphabet Holding Co., Inc. 5.069% (1 Month USD LIBOR + 3.50%), 08/15/2024 (a)	2,493,750	2,418,937
KIK Custom Products, Inc. 6.175% (3 Month USD LIBOR + 4.50%), 08/26/2022 (a)	1,080,045	1,088,685
		3,507,622
ENVIRONMENTAL - 0.20%
Granite Acquisition, Inc.
4.835% (3 Month USD LIBOR + 3.50%), 12/17/2021 (a)(g)	1,048,547	1,061,328
5.193% (3 Month USD LIBOR + 3.50%), 12/17/2021 (a)	26,107	26,426
		1,087,754
FINANCE - INSURANCE - 1.24%
Acrisure, LLC / Acrisure Finance, Inc. 5.647% (2 Month USD LIBOR + 4.25%), 11/22/2023 (a)	2,580,533	2,609,886
HUB International, Ltd. 4.413% (3 Month USD LIBOR + 3.00%), 10/02/2020 (a)	1,722,054	1,731,655
USI, Inc. 4.693% (3 Month USD LIBOR + 3.00%), 05/16/2024 (a)	2,294,250	2,294,250
		6,635,791
FINANCE - SERVICES - 0.44%
Orchestra Borrower, LLC / Orchestra Co-Issuer, Inc. 0.50% (f)(g)(h)(j)	2,380,000	2,380,000
GAMING - 0.77%
Amaya B.V. 5.193% (3 Month USD LIBOR + 3.50%), 08/02/2021 (a)	2,265,136	2,281,059
Station Casinos, LLC 4.06% (1 Month USD LIBOR + 2.50%), 06/08/2023 (a)	1,822,478	1,827,909
		4,108,968
GENERAL INDUSTRIAL MANUFACTURING - 0.17%
EWT Holdings III Corp. 4.693% (3 Month USD LIBOR + 3.00%), 12/14/2024 (a)	913,798	919,889
HEALTHCARE - 0.65%
Air Medical Group Holdings, Inc.
5.675% (3 Month USD LIBOR + 4.00%), 04/28/2022 (a)(h)	1,738,666	1,741,056
4.943% (3 Month USD LIBOR + 3.25%), 04/28/2022 (a)	736,776	735,133
Jaguar Holding Co. 4.384% (1 - 3 Month USD LIBOR + 2.75%), 08/18/2022 (a)	982,368	984,991
		3,461,180
LEISURE & ENTERTAINMENT - 0.35%
Delta 2 Lux S.a.r.l 4.569% (1 Month USD LIBOR + 3.00%), 02/01/2024 (a)	1,850,000	1,862,719
MEDIA - BROADCAST - 0.22%
Univision Communications, Inc. 4.319% (1 Month USD LIBOR + 2.75%), 03/15/2024 (a)	1,190,320	1,188,171
MEDIA - CABLE - 0.50%
Atlantic Broadband 3.937% (1 Month USD LIBOR + 2.375%), 08/09/2024 (a)(h)	850,000	849,006
WideOpenWest Finance, LLC / WideOpenWest Capital Corp. 4.751% (1 Month USD LIBOR + 3.25%), 08/18/2023 (a)	1,813,185	1,799,586
		2,648,592
MEDIA DIVERSIFIED & SERVICES - 0.21%
Ancestry.com Operations, Inc. 4.66% (1 Month USD LIBOR + 3.25%), 10/19/2023 (a)	1,106,000	1,112,741
PACKAGING - 0.33%
Industrial Container Services
4.88% (3 Month USD LIBOR + 3.50%), 04/29/2024 (a)	1,182,755	1,188,669
4.902% (3 Month USD LIBOR + 3.50%), 04/29/2024 (a)(g)	214,118	215,188
Signode Industrial Group Lux S.A. 4.379% (1 - 3 Month USD LIBOR + 2.75%), 04/30/2021 (a)	340,314	341,592
		1,745,449
SUPPORT - SERVICES - 2.14%
Asurion, LLC
4.319% (1 Month USD LIBOR + 2.75%), 08/04/2022 (a)	543,571	546,968
4.569% (1 Month USD LIBOR + 3.00%), 11/03/2023 (a)	193,426	194,591
Camelot Finance, L.P. 4.819% (1 Month USD LIBOR + 3.25%), 10/03/2023 (a)	957,923	964,940
Coinmach Services 5.147% (2 Month USD LIBOR + 3.75%), 11/14/2022 (a)	1,576,029	1,589,819
Garda World Security Corp. 4.973% (Prime - 3 Month USD LIBOR + 3.497%), 05/24/2024 (a)	639,136	643,530
Information Resources, Inc. 5.617% (3 Month USD LIBOR + 4.25%), 01/18/2024 (a)	1,191,000	1,198,694
MoneyGram International, Inc. 4.943% (3 Month USD LIBOR + 3.25%), 03/27/2020 (a)	524,187	523,941
Tempo Acquisition, LLC 4.569% (1 Month USD LIBOR + 3.00%), 05/01/2024 (a)	1,691,500	1,687,796
Trans Union, LLC 3.569% (1 Month USD LIBOR + 2.00%), 04/07/2023 (a)	984,796	989,784
Williams Scotsman International, Inc. 0.375% (f)(g)(h)(j)	3,090,000	3,090,000
		11,430,063
TECHNOLOGY - 0.68%
Micro Focus 4.069% (1 Month USD LIBOR + 2.50%), 11/19/2021 (a)	1,650,000	1,653,952
Misys 4.979% (3 Month USD LIBOR + 3.50%), 06/13/2024 (a)	997,500	1,001,410
Rackspace Hosting, Inc. 4.385% (3 Month USD LIBOR + 3.00%), 11/30/2024 (a)	992,513	993,411
		3,648,773
TOTAL BANK LOANS (Cost $50,108,782)		50,409,342

	Shares
SHORT-TERM INVESTMENTS - 2.81%

Money Market Fund - 2.81%
Fidelity Government Portfolio - Institutional Class, 1.14% (e)	15,004,704	15,004,704
TOTAL SHORT-TERM INVESTMENTS (Cost $15,004,704)		15,004,704
Total Investments (Cost $534,341,322) - 100.31%		536,103,293
Liabilities in Excess of Other Assets - (0.31%)		(1,668,888)
TOTAL NET ASSETS - 100.00%		$ 534,434,405

Percentages are stated as a percent of net assets.

PIK	Payment-in-kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of December 31, 2017.
(b)	U.S. traded security of a foreign issuer.
(c)	Rule 144a Security. The Fund's Advisor has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2017 the value of these investments as
$187,597,781 or 35.10% of net assets.
(d)	Represents a step bond. The rate shown represents the rate as of December 31, 2017.
(e)	Rate shown is the 7-day yield as of December 31, 2017.
(f)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisor Series Trust.
(g)	All or a portion of the loan is unfunded.
(h)	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of
December 31, 2017 the value of these investments was $8,060,062 or 1.51% of net assets.
(i)	All or a portion is posted as collateral for delayed settlement securities.
(j)	Bridge loan commitment. Bridge loan commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. The rate presented represents the commitment fee rate, which is typically set as a percentage of the commitment amount.
(k)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(l)	Security has the ability to pay in kind or pay in cash. When applicable, separate rates of such payments are disclosed.

Note 1 - Summary of Fair Value Measurements at December 31, 2017 (Unaudited)
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the
Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The Shenkman Floating Rate High Income Fund and the Shenkman Short Duration High Income Fund's (each a
"Fund" and collectively, the "Funds") investments in securities are carried at their fair value. Each Fund computes its net asset value per share as of the close of regular trading on the New York Stock Exchange
(4:00pm, EST).

Following is a description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis.

Bank Loan Obligations - Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans. These securities will generally be classified in Level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Debt securities having a maturity of 60 days or less are valued at the evaluated mean between the bid and asked price. These securities will generally be classified in Level 2 of the fair value hierarchy.

Investment Companies - Investments in open-end mutual funds are valued at their net asset value per share
To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Funds' Board of Trustees ("Board") as reflecting fair value. Each Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds' Board as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144a securities, are not subject to the limitation on the Funds' investment in illiquid securities if they are determined to be liquid in accordance with the procedures adopted by the Funds' Board.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that a Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator. The function of the
Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.
These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair value securities may be classified in either
Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' securities as of
December 31, 2017:

Shenkman Floating Rate High Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Manufacturing	$718,244	$-	$-	$718,244
Total Common Stocks	718,244	-	-	718,244
Fixed Income
Bank Loan Obligations	-	277,049,296	3,193,585	280,242,881
Corporate Bonds	-	32,925,927	-	32,925,927
Total Fixed Income	-	309,975,223	3,193,585	313,168,808
Private Placements
Finance and Insurance	-	-	661,390	661,390
Utilities	-	-	24,412	24,412
Total Private Placements	-	-	685,802	685,802
Short-Term Investments	12,054,581	-	-	12,054,581
Total Investments	$12,772,825	$309,975,223	$3,879,387	$326,627,435

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications.
Transfers between levels are recognized at the end of the reporting period. The Fund recognized no transfers between levels at December 31, 2017.

Floating Rate High Income Fund
Level 3 Reconciliation Disclosure

	Private Placements	Bank Loans	Total
Balance as of September 30, 2017	$573,378	$2,637,937	$3,211,315
Accrued discounts/premiums	883	1,052	1,935
Realized gain (loss)	-	41	41
Change in unrealized appreciation	111,541	(232,611)	(121,070)
Purchases	-	790,000	790,000
(Sales)	-	(2,834)	(2,834)
Balance as of December 31, 2017	$685,802	$3,193,585	$3,879,387

Change in unrealized appreciation/(depreciation) during the period for
Level 3 investments held at December 31, 2017	$(121,070)

The Level 3 investments as of December 31, 2017 represented 1.22% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

Shenkman Short Duration High Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Bank Loan Obligations	$-	$44,939,342	$5,470,000	$50,409,342
Corporate Bonds	-	470,689,247	-	470,689,247
Total Fixed Income	-	515,628,589	-	521,098,589
Short-Term Investments	15,004,704	-	-	15,004,704
Total Investments	$15,004,704	$515,628,589	$5,470,000	$536,103,293

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications.
Transfers between levels are recognized at the end of the reporting period. The Fund recognized no transfers between levels at December 31, 2017.

Short Duration High Income Fund
Level 3 Reconciliation Disclosure

	Bank Loans	Total
Balance as of September 30, 2017	$2,380,000	$2,380,000
Purchases	3,090,000	3,090,000
Balance as of December 31, 2017	$5,470,000	$5,470,000

Change in unrealized appreciation/(depreciation) during the period for
Level 3 investments held at December 31, 2017	$-

The Level 3 investments as of December 31, 2017 represented 1.02% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title) /s/ Douglas G. Hess
                                           Douglas G. Hess, President/Chief Executive Officer/
Principal Executive Officer

Date                                                       February 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President/Chief Executive Officer/
                                                                  Principal Executive Officer

Date                                                      February 5, 2018

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer/Principal Financial Officer

Date                                                      February 5, 2018

* Print the name and title of each signing officer under his or her signature.